GOF SA-3
GOF SAA-3
                       SUPPLEMENT DATED NOVEMBER 1, 2005
        TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income
 Fund, Inc.

Franklin Custodian Funds, Inc.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Fiduciary European Smaller Companies Fund
Fiduciary Large Capitalization Growth and
 Income Fund
Fiduciary Small Capitalization Fund
Fiduciary Core Fixed Income Fund
Fiduciary Core Plus Fixed Income Fund
Fiduciary High Income Fund
Franklin International Smaller Companies
 Growth Fund

Franklin Gold & Precious Metals Fund

Franklin Investors Securities Trust
Franklin Adjustable U.S. Government
 Securities Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government
 Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust
Franklin Rising Dividends Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Fund Inc.
Mutual Beacon Fund
Mutual Discovery Fund Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund Mutual Shares Fund

Franklin New York Tax-Free Trust
Franklin New York Tax-Exempt Money Fund
Franklin New York Insured Tax-Free
 Income Fund
Franklin New York Intermediate-Term
 Tax-Free Income Fund
Franklin New York Limited Term Tax-Free
 Income Fund

Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series
Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin Flex Cap Growth Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II
Franklin Strategic Income Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term
 Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free
 Income Fund
Franklin Minnesota Insured
 Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Franklin Templeton Fund Allocator Series
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
 Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives
 Allocation Fund

Franklin Templeton Global Trust
Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

Franklin Templeton Money Fund Trust

Franklin Value Investors Trust
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Small Cap Value Fund
Franklin MidCap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds, Inc.
Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust
Franklin Templeton Non-U.S. Dynamic
 Core Equity Fund
Templeton International (Ex EM) Fund
Templeton Income Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust
Templeton Global Bond Fund

Templeton Institutional Funds, Inc.
Emerging Markets Series
Foreign Equity Series
Foreign Smaller Companies Series
Franklin Templeton Non-U.S. Core
 Equity Series

Statement of Additional Information is amended as follows:

I. Under "Goals, Strategies and Risks," for Funds that have the subsection "Policies and procedures regarding the release of portfolio holdings," the following is added to the bullet point which begins with "Service providers to the Fund":

 Brokerage Analytical Services: Sanford Berstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.;

II. Under the "Buying and Selling Shares - Dealer compensation" section, the

"Marketing support payments," "Transaction support payments," and "Other payments" subsections, are replaced with the following:
 Marketing support payments. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments.

 In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

 As noted below, Distributors may make additional payments to dealers, including dealers not listed below, related to ticket charges and various dealer-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton funds. The following is a list of NASD member broker-dealers (including their respective affiliates) receiving marketing support payments as of October 3, 2005:

 AG Edwards & Sons, Inc., AIG Advisors Group, American General Securities, Inc., American Portfolios Financial Services, Inc., Ameriprise Financial Services, Amsouth Investment Services, Inc., AXA Advisors LLC, BNY
 Investment Center Inc., Cadaret Grant & Co. Inc., Cambridge Investment Research Inc., Chase Investment Services Corp., Citicorp Investment Services, Comerica Securities Inc., Commerce Brokerage, Commonwealth Financial Network, Compass Brokerage, CUNA Brokerage Services, Inc., CUSO Financial Services, Edward Jones, Fidelity Investments Institutional Services Company, Inc., Genworth Financial Securities Corp., J.J.B. Hilliard, W.L. Lyons, Inc., IFMG Securities, Inc., ING Advisors Network, Investacorp, Inc., Legend Equities Group, Legg Mason Wood Walker, Inc., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc.,
 Morgan Keegan & Company, Inc., Morgan Stanley, NatCity Investments, Inc., Northwestern Mutual Investment Services, LLC, National Planning Holdings, Inc., Pacific Select Distributors, Inc., PFS Investments, Inc.,
 Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James
 Financial Services, Inc., RBC Dain Rauscher, Inc., Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Securities America, Inc., Signator Investors, Inc., Smith Barney, SunTrust Securities, Inc., TFS Securities, Inc.,
 The Investment Center, Inc., UBS Financial Services, Inc., UnionBanc
 Investment Services, U.S. Bancorp Investments, Inc., UVEST Investment Services, Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC, Wells Fargo Investments, LLC, and WM Financial Services, Inc. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

 Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

 Other payments. From time to time, Distributors, at its expense, may make additional payments to dealers that sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other dealer-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

 Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

 Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.
 You should ask your dealer for information about any payments it receives from Distributors and any services provided.

               Please keep this supplement for future reference.